REVENUE FROM CONTRACT WITH CUSTOMERS - Disaggregated Revenues (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregated Revenues
Total revenues	¥ 10,196	¥ 11,212	¥ 10,063
Leased and owned hotels
Disaggregated Revenues
Total revenues	6,908	7,718	7,470
Room Revenues
Disaggregated Revenues
Total revenues	5,735	7,057	6,894
Food and Beverage Revenues
Disaggregated Revenues
Total revenues	608	351	304
Others
Disaggregated Revenues
Total revenues	565	310	272
Manachised and franchised hotels agreements
Disaggregated Revenues
Total revenues	3,136	3,342	2,527
Initial one-time franchise fee
Disaggregated Revenues
Total revenues	110	93	79
On-going management and service fees
Disaggregated Revenues
Total revenues	1,057	1,228	983
Central reservation system usage fees, other system maintenance and support fees
Disaggregated Revenues
Total revenues	908	908	630
Reimbursements for hotel manager fees
Disaggregated Revenues
Total revenues	657	581	455
Other fees
Disaggregated Revenues
Total revenues	404	532	380
Others
Disaggregated Revenues
Total revenues	¥ 152	¥ 152	¥ 66